Basis of Presentation (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended						3 Months Ended			3 Months Ended	0 Months Ended					0 Months Ended
	Jan. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 NGP Holdings Incentive Units	Jan. 29, 2014 IPO	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO	Jan. 29, 2014 IPO Mr. Daniel J. Rice III	Jan. 29, 2014 IPO Rice Partners	Jan. 29, 2014 IPO Incentive Unitholders	Jan. 29, 2014 IPO Rice Drilling B	Mar. 31, 2014 IPO Incentive Units	Mar. 31, 2014 IPO Incentive Units NGP Holdings	Mar. 31, 2014 IPO Incentive Units Rice Holdings	Mar. 31, 2014 IPO Incentive Units Incentive Unitholders	Jan. 29, 2014 IPO Selling Stockholder	Jan. 29, 2014 IPO Underwritersof Initial Public Offering	Jan. 29, 2014 IPO NGP Holdings	Mar. 31, 2014 IPO NGP Holdings Incentive Units	Jan. 29, 2014 IPO Rice Holdings L L C Rice Holdings	Jan. 29, 2014 Rice Energy Inc IPO	Jan. 29, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture
Subsidiary, Sale of Stock [Line Items]
Equity investment ownership percentage																										50.00%
Number of shares sold with the completion of the IPO							50,000,000											14,000,000	6,000,000				30,000,000
Common Stock, par value per share									$ 0.01
Public offering price per share									$ 21.00
Net proceeds of IPO							$ 993,500,000
Net proceeds of IPO after deducting expenses and underwriting discounts and commissions																		399,000,000					593,600,000
Underwriting discounts and commissions																		21,000,000					36,400,000
Cash paid for acquisitions	3,300,000			1,000,000																				100,000,000
Common stock (shares)										2,356,844	20,000,000	160,831	1,728,852							43,452,550		20,300,923
Issuance of shares of common stock																								9,523,810
Common stock outstanding (shares)									127,523,810
Payment for pre-determined payout criteria																					4,400,000
Incentive unit expense		73,802,000	0					3,400,000						66,000,000			7,800,000
Unrecognized compensation cost						142,300,000									93,700,000	85,500,000					93,700,000
Percentage of voting interests acquired																									50.00%
Total consideration amount					10,000,000																			322,000,000
Gain on purchase of Marcellus joint venture		$ 203,579,000	$ 0																					$ 203,600,000